Schedule of Investments (unaudited)	iShares® MSCI United Kingdom ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
BAE Systems PLC	5,136,897	$48,996,479
Rolls-Royce Holdings PLC(a)	13,572,843	14,824,023
		63,820,502
Banks — 10.4%
Barclays PLC	27,277,265	58,144,040
HSBC Holdings PLC	32,967,740	220,759,953
Lloyds Banking Group PLC	115,565,139	65,689,639
NatWest Group PLC	9,120,284	26,264,252
Standard Chartered PLC	4,239,172	33,696,858
		404,554,742
Beverages — 4.7%
Coca-Cola HBC AG, Class DI	324,250	7,143,655
Diageo PLC	3,772,793	175,288,681
		182,432,336
Capital Markets — 3.2%
3i Group PLC	1,584,287	25,335,901
abrdn PLC	3,304,161	8,115,902
Hargreaves Lansdown PLC	583,199	6,290,553
London Stock Exchange Group PLC	535,653	49,983,370
Melrose Industries PLC	7,075,749	12,074,481
Schroders PLC	202,823	7,564,292
St. James’s Place PLC	882,263	14,388,870
		123,753,369
Chemicals — 0.7%
Croda International PLC	226,221	19,697,933
Johnson Matthey PLC	311,873	8,288,322
		27,986,255
Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	3,026,729	19,289,011

Diversified Financial Services — 0.3%
M&G PLC	4,246,100	11,562,055

Diversified Telecommunication Services — 0.7%
BT Group PLC	11,311,740	26,661,687

Electric Utilities — 1.0%
SSE PLC	1,735,067	38,749,536

Electronic Equipment, Instruments & Components — 0.4%
Halma PLC	618,153	17,370,278

Equity Real Estate Investment Trusts (REITs) — 1.2%
British Land Co. PLC (The)	1,430,722	9,470,068
Land Securities Group PLC	1,141,848	11,027,040
Segro PLC	1,957,425	27,339,383
		47,836,491
Food & Staples Retailing — 1.2%
J Sainsbury PLC	2,845,392	8,184,143
Tesco PLC	12,442,137	40,579,148
		48,763,291
Food Products — 0.3%
Associated British Foods PLC	580,792	12,639,341

Health Care Equipment & Supplies — 0.6%
Smith & Nephew PLC	1,431,787	23,357,578

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	122,262	1
Security	Shares	Value

Hotels, Restaurants & Leisure — 2.9%
Compass Group PLC	2,904,513	$65,108,506
Entain PLC(a)	954,990	17,633,056
InterContinental Hotels Group PLC	299,650	18,643,503
Whitbread PLC	327,060	11,222,419
		112,607,484
Household Durables — 1.1%
Barratt Developments PLC	1,670,526	10,628,047
Berkeley Group Holdings PLC	182,617	9,671,525
Persimmon PLC	518,152	14,213,512
Taylor Wimpey PLC	5,922,167	9,715,374
		44,228,458
Household Products — 2.3%
Reckitt Benckiser Group PLC	1,163,641	89,823,156

Industrial Conglomerates — 0.6%
DCC PLC	160,807	11,369,760
Smiths Group PLC	640,865	12,561,279
		23,931,039
Insurance — 3.4%
Admiral Group PLC	292,579	8,191,441
Aviva PLC, NVS	4,605,529	24,957,870
Legal & General Group PLC	9,719,033	31,818,655
Phoenix Group Holdings PLC	1,220,335	9,810,046
Prudential PLC	4,470,770	58,298,201
		133,076,213
Interactive Media & Services — 0.3%
Auto Trader Group PLC(c)	1,536,819	11,432,656

Internet & Direct Marketing Retail — 0.2%
Ocado Group PLC(a)	793,790	9,320,685

Machinery — 0.4%
Spirax-Sarco Engineering PLC	120,152	16,012,463

Media — 1.3%
Informa PLC(a)	2,433,367	16,726,091
Pearson PLC	1,109,408	10,558,700
WPP PLC	1,859,372	21,586,319
		48,871,110
Metals & Mining — 9.1%
Anglo American PLC	2,070,491	101,999,781
Antofagasta PLC	642,278	11,988,849
Glencore PLC	16,097,423	106,171,818
Rio Tinto PLC	1,828,735	132,690,089
		352,850,537
Multi-Utilities — 2.2%
National Grid PLC	5,933,395	87,532,881

Multiline Retail — 0.4%
Next PLC	215,291	17,600,283

Oil, Gas & Consumable Fuels — 13.8%
BP PLC	31,698,837	172,269,567
Shell PLC	12,385,529	366,313,833
		538,583,400
Paper & Forest Products — 0.4%
Mondi PLC	787,725	15,313,301

Personal Products — 5.2%
Unilever PLC	4,168,889	201,405,088

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 13.3%
AstraZeneca PLC	2,522,235	$333,347,883
GSK PLC	8,275,361	180,405,942
Hikma Pharmaceuticals PLC	280,025	5,990,386
		519,744,211
Professional Services — 4.0%
Experian PLC	1,501,095	50,214,954
Intertek Group PLC	263,241	15,378,290
RELX PLC	3,147,566	90,255,079
		155,848,323
Software — 0.5%
AVEVA Group PLC	194,917	5,598,989
Sage Group PLC (The)	1,659,500	13,730,258
		19,329,247
Specialty Retail — 0.5%
JD Sports Fashion PLC	4,153,812	6,417,569
Kingfisher PLC	3,398,413	11,286,165
		17,703,734
Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	657,781	14,191,536

Tobacco — 4.9%
British American Tobacco PLC	3,543,996	156,308,391
Imperial Brands PLC	1,469,773	33,187,473
		189,495,864
Trading Companies & Distributors — 2.6%
Ashtead Group PLC	722,073	37,834,488
Bunzl PLC	550,191	19,180,897
Ferguson PLC	355,968	42,805,662
		99,821,047
Security	Shares	Value

Water Utilities — 0.8%
Severn Trent PLC	408,255	$14,998,068
United Utilities Group PLC	1,106,398	14,748,538
		29,746,606
Wireless Telecommunication Services — 1.9%
Vodafone Group PLC	43,853,782	72,201,901

Total Common Stocks — 99.3%
(Cost: $4,233,716,651)		3,869,447,696

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	1,520,000	1,520,000

Total Short-Term Securities — 0.0%
(Cost: $1,520,000)		1,520,000

Total Investments in Securities — 99.3%
(Cost: $4,235,236,651)		3,870,967,696

Other Assets Less Liabilities — 0.7%		26,674,839

Net Assets — 100.0%		$3,897,642,535

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,420,000	$100,000	(a)	$—	$—	$—	$1,520,000	1,520,000	$1,237	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	285	06/17/22	$27,220	$1,483,779

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$3,869,447,695	$1	$3,869,447,696
Money Market Funds	1,520,000	—	—	1,520,000
	$1,520,000	$3,869,447,695	$1	$3,870,967,696
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,483,779	$—	$1,483,779

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3